Parent Company (Income Statement) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Revenues [Abstract]
Noninterest income	$ 1,124	$ 1,337	$ 1,388
Operating Expenses [Abstract]
Income tax benefits	1,268	1,364	1,407
Other comprehensive income (loss), after tax and net of reclassifications into Net income	(395)	(373)	67
Comprehensive income attributable to PNC	3,508	3,733	4,251
Parent Company [Member]
Operating Revenues [Abstract]
Interest income	93	82	88
Noninterest income	13	56	80
Total operating revenue	3,142	3,297	3,398
Operating Expenses [Abstract]
Interest expense	197	193	227
Other expense	108	89	127
Total operating expense	305	282	354
Income before income taxes and equity in undistributed net income of subsidiaries	2,837	3,015	3,044
Income tax benefits	(96)	(98)	(60)
Income Before Equity In Undistributed Net Income Of Subsidiaries	2,933	3,113	3,104
Equity In Undistributed Net Income Of Subsidiaries	971	993	1,080
Net income attributable to common shareholders	3,904	4,106	4,184
Net pension and other postretirement benefit plan activity arising during the period.	13	(3)	(17)
Other comprehensive income (loss), after tax and net of reclassifications into Net income	13	(3)	(17)
Comprehensive income attributable to PNC	3,917	4,103	4,167
Parent Company [Member] | Bank Subsidiaries And Bank Holding Company [Member]
Operating Revenues [Abstract]
Dividends from	2,906	3,110	3,115
Operating Expenses [Abstract]
Equity In Undistributed Net Income Of Subsidiaries	818	736	854
Parent Company [Member] | Non Bank Subsidiaries [Member]
Operating Revenues [Abstract]
Dividends from	130	49	115
Operating Expenses [Abstract]
Equity In Undistributed Net Income Of Subsidiaries	$ 153	$ 257	$ 226